Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Information

8. Segment Information:

The Company has three reportable segments: FS, AS and PS&E. The Company evaluates the performance of its segments based on Segment Internal Adjusted EBITDA. Segment Internal Adjusted EBITDA, a non-GAAP measure, is defined as operating income before the following items:

•	depreciation and amortization,

•	amortization of acquisition-related intangible assets,

•	goodwill impairment,

•	severance and facility closure charges,

•	stock compensation,

•	management fees, and

•	certain other costs.

While these charges may be recurring, management excludes them in order to better analyze the segment results and evaluate the segment performance. This analysis is used extensively by management and is also used to communicate the segment results to the Company’s board of directors. In addition, management reviews Internal Adjusted EBITDA and Segment Internal Adjusted EBITDA on a constant currency basis, especially when comparing to the prior year results. While Internal Adjusted EBITDA and Segment Internal Adjusted EBITDA are useful for analysis purposes, they should not be considered as alternatives to the Company’s reported GAAP results. Also, Internal Adjusted EBITDA and Segment Internal Adjusted EBITDA may not be comparable to similarly titled measures used by other companies. Internal Adjusted EBITDA and Segment Internal Adjusted EBITDA are similar, but not identical, to adjusted EBITDA as defined in the Credit Agreement for purposes of SunGard’s debt covenants. The operating results for the three months ended March 31, 2013 for each segment follow (in millions):

Three Months Ended March 31, 2013	FS	AS	PS&E	Sum of segments
Revenue	$600	$345	$50	$995
Internal Adjusted EBITDA	130	105	14	249
Internal Adjusted EBITDA margin	21.6%	30.5%	29.1%	25.1%

Year to year revenue change	(3)%	(3)%	(1)%	(3)%
Year to year Internal Adjusted EBITDA change	3%	(6)%	(12)%	(2)%

Year to year revenue change at constant currency	(3)%	(3)%	(1)%	(3)%
Year to year Internal Adjusted EBITDA change at constant currency	2%	(6)%	(12)%	(3)%

Reconciliation of Segment Internal Adjusted EBITDA to income (loss) from continuing operations before income taxes:

2013
Internal Adjusted EBITDA (sum of segments)	$249
Corporate	(13)
Depreciation (1)	(73)
Amortization of acquisition-related intangible assets	(87)
Severance and facility closure costs	(3)
Stock compensation expense	(11)
Management fees	(2)
Other costs (included in operating income)	(4)
Interest expense, net	(108)
Loss on extinguishment of debt	(5)
Other income (expense)	1

Income (loss) from continuing operations before income tax	$(56)

Depreciation and amortization and capital expenditures by segment follow (in  millions):

Three Months Ended March 31, 2013	FS	AS	PS&E	Sum of segments	Corporate	Total
Capital expenditures	$21	$23	$2	$46	$—	$46
Depreciation(1)	22	49	2	73	—	73
Amortization of acquisition-related intangible assets	44	39	4	87	—	87

The operating results for the three months ended March 31, 2012 for each  segment follow (in millions):

Three Months Ended March 31, 2012	FS	AS	PS&E	Sum of segments
Revenue	$618	$355	$51	$1,024
Internal Adjusted EBITDA	126	113	16	255
Internal Adjusted EBITDA margin	20.4%	31.7%	32.7%	24.9%

Reconciliation of Internal Adjusted EBITDA to income (loss) from continuing operations before income taxes:

2012
Internal Adjusted EBITDA (sum of segments)	$255
Corporate	(14)
Depreciation(1)	(71)
Amortization of acquisition-related intangible assets	(101)
Severance and facility closure costs	(2)
Stock compensation expense	(11)
Management fees	(2)
Other costs (included in operating income)	(2)
Interest expense, net	(122)
Loss on extinguishment of debt	(15)
Other income (expense)	2

Income (loss) from continuing operations before income tax	$(83)

Depreciation and amortization and capital expenditures by segment follow (in  millions):

Three Months Ended March 31, 2012	FS	AS	PS&E	Sum of segments	Corporate	Total
Capital expenditures	$20	$38	$2	$60	$—	$60
Depreciation(1)	21	48	2	71	—	71
Amortization of acquisition-related intangible assets	53	43	5	101	—	101

(1)  Includes amortization of capitalized software.

12. Segment Information:

The Company has three reportable segments: FS, AS and Other. FS primarily serves financial services companies through a broad range of software solutions that process their investment and trading transactions. The principal purpose of most of these systems is to automate the many detailed processes associated with trading securities, managing investment portfolios and accounting for investment assets.

AS helps its customers maintain access to the information and computer systems they need to run their businesses by providing them with cost-effective resources to keep their IT systems reliable and secure. AS offers a complete range of availability services, including recovery services, managed services, consulting services and business continuity management software.

Other primarily provides software and processing solutions designed to meet the specialized needs of local, state and federal governments, public safety and justice agencies, public schools, utilities, non-profits and other public sector institutions.

During the fourth quarter of 2012, the Company changed its measurement for segment performance from EBITA (defined as operating income before amortization of acquisition-related intangible assets, stock compensation expense and certain other items) to segment internal adjusted EBITDA. Segment internal adjusted EBITDA, a non-GAAP measure, is defined as operating income before the following items:

•	depreciation and amortization,

•	amortization of acquisition-related intangible assets,

•	goodwill impairment,

•	severance and facility closure charges,

•	stock compensation,

•	management fees, and

•	certain other costs.

While these charges may be recurring, management excludes them in order to better analyze the segment results and evaluate the segment performance. This analysis is used extensively by management and is also used to communicate the segment results to the Company’s board of directors. While Internal Adjusted EBITDA and segment Internal Adjusted EBITDA are useful for analysis purposes, they should not be considered as alternatives to the Company’s reported GAAP results. Also, Internal Adjusted EBITDA and segment Internal Adjusted EBITDA may not be comparable to similarly titled measures used by other companies. Segment internal adjusted EBITDA is similar, but not identical, to adjusted EBITDA as defined in the Credit Agreement for purposes of SunGard’s debt covenants. The operating results for each segment follow (in millions):

	Year ended December 31,
	2010	2011	2012
Revenue:
Financial Systems	$2,754	$2,776	$2,654
Availability Services	1,469	1,460	1,405
Other segment	214	204	204

Total operating segments’ revenue	4,437	4,440	4,263
Corporate and other	—	—	—

Total revenue	$4,437	$4,440	$4,263

Depreciation and amortization:
Financial Systems	$82	$83	$88
Availability Services	190	180	191
Other segment	6	7	7

Total operating segments’ depreciation and amortization	278	270	286
Corporate and other	—	1	1

Total depreciation and amortization	$278	$271	$287

Segment internal adjusted EBITDA and reconciliation to income (loss) from continuing operations before income taxes:
Financial Systems	$708	$720	$738
Availability Services	527	508	480
Other segment	69	63	66

Total operating segments’ internal adjusted EBITDA	1,304	1,291	1,284
Corporate and other(1)	(1,787)	(1,478)	(1,719)

Income (loss) from continuing operations before income taxes	$(483)	$(187)	$(435)

Cash paid for property, equipment and purchased software:
Financial Systems	$93	$89	$89
Availability Services	196	178	162
Other segment	8	5	7

Total operating segments’ cash paid for property, equipment and purchased software	297	272	258
Corporate and other	1	4	2

Total cash paid for property, equipment and purchased software	$298	$276	$260

(1)	The components of corporate and other are as follows:

	Year ended December 31,
	2010		2011		2012
Corporate	$(64)		$(70)		$(44)
Depreciation and amortization	(278)		(271)		(287)
Amortization of acquisition-related intangible assets	(448)		(435)		(385)
Goodwill impairment	(205)		(48)		(385)
Severance and facility closure costs	(30	)(2)	(65	)(3)	(50	)(4)
Stock compensation expense	(29)		(33)		(38)
Management fees	(16)		(12)		(14)
Other costs (included in operating income)	(30)		(20)		(7)
Interest expense, net	(636)		(521)		(427)
Loss on extinguishment of debt	(58)		(3)		(82)
Other income	7		—		—

Total Corporate and other	$(1,787)		$(1,478)		$(1,719)

(2)	Includes $13 million, $14 million and $2 million of severance in FS, AS and Other, respectively. Also, includes $1 million of lease exit costs in FS.
(3)	Includes $36 million, $9 million and $16 million of severance and executive transition costs in FS, AS and corporate, respectively. Also, includes $3 million and $1 million of lease exit costs in FS and AS, respectively.
(4)	Includes $30 million, $4 million, $2 million, and $1 million of severance in FS, AS, Other and corporate, respectively. Also, includes $12 million of lease exit costs in FS.

The total assets for each segment follow (in millions):

	December 31,
	2011	2012
Total Assets:
Financial Systems	$8,661	$6,297
Availability Services	3,793	3,300
Other segment	776	834
Corporate and Other adjustments(5)	(680)	(413)

Total Assets	$12,550	$10,018

(5)	Includes items that are eliminated in consolidation, deferred income taxes and the assets of the Company’s discontinued operations of $1,350 million in 2011.

Amortization of acquisition-related intangible assets by segment follows (in millions):

	Year ended December 31,
	2010	2011		2012
Amortization of acquisition-related intangible assets:
Financial Systems	$256	$243	(6)	$202
Availability Services	171	172		165
Other segment	20	19		17
Corporate	1	1		1

Total amortization of acquisition-related intangible assets	$448	$435		$385

(6)	Includes approximately $7 million of impairment charges related to software and customer base.

The Company’s revenue by customer location follows (in millions):

	Year ended December 31,
	2010	2011	2012
United States	$2,991	$2,828	$2,719

International:
United Kingdom	451	451	435
Continental Europe	529	626	574
Asia/Pacific	244	263	273
Canada	165	173	168
Other	57	99	94

	1,446	1,612	1,544

	$4,437	$4,440	$4,263

The Company’s property and equipment by geographic location follows (in millions):

	December 31, 2011	December 31, 2012
United States	$593	$578
International:
United Kingdom	169	162
Continental Europe	59	62
Canada	38	38
Asia/Pacific	31	31
Other	3	3

	$893	$874